Taxation (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,596	$ 5,727
Temporary difference in research and development costs	3,063	3,187
Accrued expense	393	402
Net operating loss carried forward	10,328	10,841
Share-based compensation	185	76
Allowance for doubtful accounts	3,990	3,585
Total deferred tax assets	23,555	23,818
Valuation allowance	(11,088)	(11,820)	$ (7,577)
Deferred tax assets, net of valuation allowance	$ 12,467	$ 11,998